Organization and Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-Controlling Interests
Net income attributable to non-controlling interests	$ 2,098	$ 1,644	$ 4,482	$ 2,674	$ 5,663	$ 4,916	$ 4,720
Redeemable non-controlling interests	12,520		12,520		10,811	8,988
Non-controlling interest	$ 30,508		$ 30,508		$ 28,430	$ 26,659
Net operating revenues | Customer concentration | Medicare program
Revenue recognition
Percentage of concentration risk					47.00%	48.00%	47.00%
Accounts receivable | Customer concentration | Medicare program
Revenue recognition
Percentage of concentration risk					29.00%	32.00%